AUDITORS' REMUNERATION	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration
29.	AUDITORS’ REMUNERATION
Auditors’ remuneration in respect of audit and
non-audit
services provided by the auditors for the year ended December 31, 2021 were RMB8,400,000 and RMB510,000 respectively (2019: RMB8,400,000 and RMB930,000 respectively and 2020: RMB8,400,000 and RMB610,000 respectively).